Related Parties and Others - Details of Significant Cash Transactions of Loans and Collection of Loans Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Beginning balance	₩ 2,966	₩ 2,300
Increase	2,000	1,000
Decrease	1,116	334
Ending balance	3,850	2,966
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	833	1,000
Increase	2,000
Decrease	458	167
Ending balance	2,375	833
Narenanotech corporation [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	300	300
Decrease	75
Ending balance	225	300
YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	833	1,000
Decrease	458	167
Ending balance	375	833
New Optics Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	1,000
Increase		1,000
Decrease	125
Ending balance	₩ 875	₩ 1,000